Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ (532)	$ 4,082	$ (6,756)
Deferred	(885)	881	1,197
Income tax (expense) recovery	$ (1,417)	$ 4,963	$ (5,559)